INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Schedule of Intangible Assets	Breakdown of intangible assets

Description	Weighted average rate (p.a.)	December 31, 2024	Acquisitions	Write-offs	December 31, 2025

Cost
Goodwill		901,417	—	—	901,417
Slots		126,547	—	—	126,547
Software		898,465	203,459	(107,740)	994,184
		1,926,429	203,459	(107,740)	2,022,148
Amortization
Software	30%	(366,816)	(226,372)	107,040	(486,148)
		(366,816)	(226,372)	107,040	(486,148)

Total intangible assets, net		1,559,613	(22,913)	(700)	1,536,000

Description	Weighted average rate (p.a.)	December 31, 2023	Acquisitions	Write-offs	Transfer (a)	December 31, 2024

Cost
Goodwill		901,417	—	—	—	901,417
Slots		126,547	—	—	—	126,547
Software		776,311	300,595	(178,404)	(37)	898,465
		1,804,275	300,595	(178,404)	(37)	1,926,429

Amortization
Software	28%	(341,028)	(201,431)	175,643	—	(366,816)
		(341,028)	(201,431)	175,643	—	(366,816)

Total intangible assets, net		1,463,247	99,164	(2,761)	(37)	1,559,613

(a)The transfer balances are between the group “Property and equipment”.

Schedule of Description

	December 31,
Description	2025	2024

Book value	14,433,323	16,064,846
Value in use	22,785,391	28,320,408

Discount rate	12.9%	12.4%
Perpetual growth rate	4.3%	4.8%

Sensitivity test
10% variation
Value in use	20,506,852	25,488,367
Change in value in use	(2,278,539)	(2,832,041)

25% variation
Value in use	17,089,043	21,240,306
Change in value in use	(5,696,348)	(7,080,102)